Shareholder Report	6 Months Ended
Jun. 28, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Document Period End Date	Jun. 28, 2024
C000200582 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Institutional Class
Trading Symbol	MXECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$65.00	0.65%

Expenses Paid, Amount	$ 65.00
Expense Ratio, Percent	0.65%
Net Assets	$ 870,000,000
Holdings Count | Holding	941
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$870M
Total number of portfolio holdings	941
Total advisory fee paid	$1.8M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.64%
Novartis AG	1.58%
Novo Nordisk A/S Class B	1.42%
Shell PLC	1.33%
Roche Holding AG	1.17%
SAP SE	0.92%
TotalEnergies SE	0.85%
Nestle SA	0.83%
GSK PLC	0.81%
HSBC Holdings PLC	0.75%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	1.64%
Novartis AG	1.58%
Novo Nordisk A/S Class B	1.42%
Shell PLC	1.33%
Roche Holding AG	1.17%
SAP SE	0.92%
TotalEnergies SE	0.85%
Nestle SA	0.83%
GSK PLC	0.81%
HSBC Holdings PLC	0.75%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000204665 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Investor Class
Trading Symbol	MXEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$99.00	0.99%

Expenses Paid, Amount	$ 99.00
Expense Ratio, Percent	0.99%
Net Assets	$ 870,000,000
Holdings Count | Holding	941
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$870M
Total number of portfolio holdings	941
Total advisory fee paid	$1.8M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.64%
Novartis AG	1.58%
Novo Nordisk A/S Class B	1.42%
Shell PLC	1.33%
Roche Holding AG	1.17%
SAP SE	0.92%
TotalEnergies SE	0.85%
Nestle SA	0.83%
GSK PLC	0.81%
HSBC Holdings PLC	0.75%
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	1.64%
Novartis AG	1.58%
Novo Nordisk A/S Class B	1.42%
Shell PLC	1.33%
Roche Holding AG	1.17%
SAP SE	0.92%
TotalEnergies SE	0.85%
Nestle SA	0.83%
GSK PLC	0.81%
HSBC Holdings PLC	0.75%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000200581 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$35.00	0.35%

Expenses Paid, Amount	$ 35.00
Expense Ratio, Percent	0.35%
Net Assets	$ 350,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$350M
Total number of portfolio holdings	112
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	98%
Average Credit Quality	Aaa
Weighted Average Maturity	8 years
Effective Duration	4.30 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.78%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	12.82%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	12.57%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	12.11%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	6.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	6.37%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	2.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 0.50%	2.68%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.78%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	12.82%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	12.57%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	12.11%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	6.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	6.37%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	2.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 0.50%	2.68%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000204664 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$70.00	0.70%

Expenses Paid, Amount	$ 70.00
Expense Ratio, Percent	0.70%
Net Assets	$ 350,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$350M
Total number of portfolio holdings	112
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	98%
Average Credit Quality	Aaa
Weighted Average Maturity	8 years
Effective Duration	4.30 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.78%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	12.82%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	12.57%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	12.11%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	6.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	6.37%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	2.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 0.50%	2.68%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.78%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	12.82%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	12.57%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	12.11%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	6.65%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	6.37%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	2.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	2.75%
U.S. Treasury Inflation Indexed Bonds TIPS 0.50%	2.68%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000200580 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Institutional Class
Trading Symbol	MXEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$45.00	0.45%

Expenses Paid, Amount	$ 45.00
Expense Ratio, Percent	0.45%
Net Assets	$ 1,334,000,000
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 3,000,000.0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,334M
Total number of portfolio holdings	979
Total advisory fee paid	$3.0M
Portfolio turnover rate as of the end of the reporting period	48%
Average Credit Quality	A1
Weighted Average Maturity	14 years
Effective Duration	6.09 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	5.11%
United States Treasury Note/Bond 4.75%	3.24%
United States Treasury Note/Bond 4.63%	1.78%
United States Treasury Note/Bond 4.63%	1.58%
Resolution Funding Corp Principal Strip 5.32%	1.44%
United States Treasury Note/Bond 4.00%	1.34%
United States Treasury Note/Bond 3.88%	1.13%
Government National Mortgage Association 4.50%	0.86%
Federal Farm Credit Banks Funding Corp 4.75%	0.84%
United States Treasury Note/Bond 4.88%	0.78%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	5.11%
United States Treasury Note/Bond 4.75%	3.24%
United States Treasury Note/Bond 4.63%	1.78%
United States Treasury Note/Bond 4.63%	1.58%
Resolution Funding Corp Principal Strip 5.32%	1.44%
United States Treasury Note/Bond 4.00%	1.34%
United States Treasury Note/Bond 3.88%	1.13%
Government National Mortgage Association 4.50%	0.86%
Federal Farm Credit Banks Funding Corp 4.75%	0.84%
United States Treasury Note/Bond 4.88%	0.78%

Material Fund Change [Text Block]
Material Fund Changes
As of February 26th, 2024 The Empower Core Strategies: Flexible Bond Fund added a breakpoint to the annual advisory rate at $2 billion dollars.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000204662 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Investor Class
Trading Symbol	MXEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$76.00	0.76%

Expenses Paid, Amount	$ 76.00
Expense Ratio, Percent	0.76%
Net Assets	$ 1,334,000,000
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 3,000,000.0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,334M
Total number of portfolio holdings	979
Total advisory fee paid	$3.0M
Portfolio turnover rate as of the end of the reporting period	48%
Average Credit Quality	A1
Weighted Average Maturity	14 years
Effective Duration	6.09 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	5.11%
United States Treasury Note/Bond 4.75%	3.24%
United States Treasury Note/Bond 4.63%	1.78%
United States Treasury Note/Bond 4.63%	1.58%
Resolution Funding Corp Principal Strip 5.32%	1.44%
United States Treasury Note/Bond 4.00%	1.34%
United States Treasury Note/Bond 3.88%	1.13%
Government National Mortgage Association 4.50%	0.86%
Federal Farm Credit Banks Funding Corp 4.75%	0.84%
United States Treasury Note/Bond 4.88%	0.78%
Credit Rating Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	5.11%
United States Treasury Note/Bond 4.75%	3.24%
United States Treasury Note/Bond 4.63%	1.78%
United States Treasury Note/Bond 4.63%	1.58%
Resolution Funding Corp Principal Strip 5.32%	1.44%
United States Treasury Note/Bond 4.00%	1.34%
United States Treasury Note/Bond 3.88%	1.13%
Government National Mortgage Association 4.50%	0.86%
Federal Farm Credit Banks Funding Corp 4.75%	0.84%
United States Treasury Note/Bond 4.88%	0.78%

Material Fund Change [Text Block]
Material Fund Changes
As of February 26th, 2024 The Empower Core Strategies: Flexible Bond Fund added a breakpoint to the annual advisory rate at $2 billion dollars.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000200584 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	MXEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$55.00	0.55%

Expenses Paid, Amount	$ 55.00
Expense Ratio, Percent	0.55%
Net Assets	$ 747,000,000
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$747M
Total number of portfolio holdings	658
Total advisory fee paid	$1.7M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	5.36%
NVIDIA Corp	4.35%
Apple Inc	3.84%
Amazon.com Inc	2.66%
Meta Platforms Inc Class A	1.80%
Alphabet Inc Class C	1.50%
Eli Lilly & Co	1.38%
Exxon Mobil Corp	1.18%
Alphabet Inc Class A	1.17%
Broadcom Inc	1.14%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	5.36%
NVIDIA Corp	4.35%
Apple Inc	3.84%
Amazon.com Inc	2.66%
Meta Platforms Inc Class A	1.80%
Alphabet Inc Class C	1.50%
Eli Lilly & Co	1.38%
Exxon Mobil Corp	1.18%
Alphabet Inc Class A	1.17%
Broadcom Inc	1.14%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000204670 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Investor Class
Trading Symbol	MXETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$89.00	0.89%

Expenses Paid, Amount	$ 89.00
Expense Ratio, Percent	0.89%
Net Assets	$ 747,000,000
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$747M
Total number of portfolio holdings	658
Total advisory fee paid	$1.7M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	5.36%
NVIDIA Corp	4.35%
Apple Inc	3.84%
Amazon.com Inc	2.66%
Meta Platforms Inc Class A	1.80%
Alphabet Inc Class C	1.50%
Eli Lilly & Co	1.38%
Exxon Mobil Corp	1.18%
Alphabet Inc Class A	1.17%
Broadcom Inc	1.14%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	5.36%
NVIDIA Corp	4.35%
Apple Inc	3.84%
Amazon.com Inc	2.66%
Meta Platforms Inc Class A	1.80%
Alphabet Inc Class C	1.50%
Eli Lilly & Co	1.38%
Exxon Mobil Corp	1.18%
Alphabet Inc Class A	1.17%
Broadcom Inc	1.14%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.